Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Network affiliations	Dec. 31, 2012 Network affiliations	Dec. 31, 2013 Customer relationships	Dec. 31, 2012 Customer relationships	Dec. 31, 2013 Non-compete agreements	Dec. 31, 2012 Non-compete agreements	Dec. 31, 2013 Completed technology	Dec. 31, 2012 Completed technology	Dec. 31, 2013 Favorable leases	Dec. 31, 2012 Favorable leases	Dec. 31, 2013 Retransmission consent agreements	Dec. 31, 2012 Retransmission consent agreements	Dec. 31, 2013 Other intangible assets	Dec. 31, 2012 Other intangible assets	Dec. 31, 2013 LIN Television	Dec. 31, 2012 LIN Television	Dec. 31, 2011 LIN Television	Dec. 31, 2013 LIN Television Network affiliations	Dec. 31, 2012 LIN Television Network affiliations	Dec. 31, 2013 LIN Television Customer relationships	Dec. 31, 2012 LIN Television Customer relationships	Dec. 31, 2013 LIN Television Non-compete agreements	Dec. 31, 2012 LIN Television Non-compete agreements	Dec. 31, 2013 LIN Television Completed technology	Dec. 31, 2012 LIN Television Completed technology	Dec. 31, 2013 LIN Television Favorable leases	Dec. 31, 2012 LIN Television Favorable leases	Dec. 31, 2013 LIN Television Retransmission consent agreements	Dec. 31, 2012 LIN Television Retransmission consent agreements	Dec. 31, 2013 LIN Television Other intangible assets	Dec. 31, 2012 LIN Television Other intangible assets
Finite-Lived Intangible Assets:
Weighted-Average Remaining Useful Life (in years)				1 year		9 years		1 year		3 years		31 years		4 years		19 years					1 year		9 years		1 year		3 years		31 years		4 years		19 years
Finite-lived intangible assets, Gross				$ 32,996	$ 32,996	$ 14,941	$ 8,631	$ 1,588	$ 1,588	$ 10,191	$ 6,370	$ 8,573	$ 8,573	$ 7,860	$ 7,859	$ 9,817	$ 9,609				$ 32,996	$ 32,996	$ 14,941	$ 8,631	$ 1,588	$ 1,588	$ 10,191	$ 6,370	$ 8,573	$ 8,573	$ 7,860	$ 7,859	$ 9,817	$ 9,609
Accumulated amortization	(38,917)	(16,072)																(38,917)	(16,072)
Net finite-lived intangible assets	47,049	59,554																47,049	59,554
Indefinite-Lived Intangible Assets:
Broadcast licenses	536,515	536,515																536,515	536,515
Summary:
Goodwill	203,528	192,514	122,069															203,528	192,514	122,069
Broadcast licenses and finite-lived intangible assets, net	583,564	596,069																583,564	596,069
Total intangible assets	$ 787,092	$ 788,583																$ 787,092	$ 788,583